Schedule II	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule II

Schedule II, Valuation and Qualifying Accounts, for each registrant is submitted below.

Pepco Holdings, Inc.

Col. A	Col. B	Col. C		Col. D	Col. E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts(a)	Deductions(b)	Balance at End of Period
	(millions of dollars)

Year Ended December 31, 2012
Allowance for uncollectible accounts – customer and other accounts receivable	$43	$35	$8	$(52)	$34

Year Ended December 31, 2011
Allowance for uncollectible accounts – customer and other accounts receivable	$44	$45	$8	$(54)	$43

Year Ended December 31, 2010
Allowance for uncollectible accounts – customer and other accounts receivable	$37	$52	$6	$(51)	$44

(a)	Collection of accounts previously written off.
(b)	Uncollectible accounts written off.